UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22142

Oppenheimer Rochester Intermediate Term Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 12/31/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2016 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—101.5%
Alabama—0.4%
$50,000	AL Agriculture & Mechanical University	5.000%	11/01/2024	05/01/2017	A	$50,693
230,000	AL Health Care Authority for Baptist Health of Alabama[1]	5.000	11/15/2021	01/31/2017	A	230,667
15,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2023	01/31/2017	A	15,061
100,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2019	01/31/2017	A	100,409
320,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500	01/01/2021	01/31/2017	A	321,309
235,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500	01/01/2022	01/31/2017	A	235,961
10,000	Lee County, AL Public Building Authority (DHR Building)[1]	4.375	09/01/2025	01/31/2017	A	10,025
						964,125

Alaska—0.2%
335,000	AK International Airports	5.000	10/01/2022	01/31/2017	A	336,075

Arizona—2.1%
20,000	AZ Board of Regents COP (University of Arizona & Arizona State University BioMed)[1]	4.500	06/01/2031	01/31/2017	A	20,039
1,000,000	Glendale, AZ Transportation Excise Tax[1]	5.000	07/01/2029	07/01/2025	A	1,143,880
250,000	Greater AZ Devel. Authority (Santa Cruz County Jail)[1]	5.250	08/01/2031	08/01/2018	A	261,968
725,000	Navajo Nation, AZ1	5.500	12/01/2030	12/01/2025	A	776,649
250,000	Northern Arizona University[1]	5.000	06/01/2032	06/01/2025	A	284,955
100,000	Pima County, AZ IDA (Excalibur Charter School)	5.000	09/01/2026	06/28/2022	B	95,200
2,000,000	Westpark, AZ Community Facilities District	5.000	07/15/2032	07/15/2026	A	2,056,740
						4,639,431

California—17.7%
10,000	Adelanto, CA Public Utility Authority	6.000	07/01/2023	07/01/2019	A	10,732
1,200,000	Banning, CA Unified School District[1]	5.000	08/01/2030	08/01/2026	A	1,401,888
1,550,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2028	09/01/2023	A	1,669,303
420,000	CA Educational Facilities Authority (Chapman University)[1]	5.000	04/01/2025	04/01/2021	A	465,234
5,000	CA GO1	6.000	08/01/2020	02/01/2017	A	5,022
130,000	CA GO	5.000	09/01/2019	01/31/2017	A	130,432
410,000	CA GO1	6.500	04/01/2033	04/01/2019	A	453,837
2,000,000	CA GO1	5.000	08/01/2031	02/01/2025	A	2,313,240

1 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$1,000,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	4.500%	06/01/2027	06/30/2022	B	$997,910
500,000	CA Health Facilities Financing Authority (Children’s Hospital)[1]	5.000	11/01/2024	11/01/2021	A	553,380
1,000,000	CA Municipal Finance Authority (Harbor Regional Center)[1]	5.000	11/01/2032	11/01/2025	A	1,120,380
125,000	CA Public Works (California Community Colleges)	5.500	06/01/2022	01/31/2017	A	125,460
50,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2019	01/31/2017	A	50,319
340,000	CA Statewide CDA (Bakersfield Reassessment District)[1]	5.000	09/02/2022	07/03/2020	B	363,361
10,000	Central, CA Unified School District[1]	5.000	08/01/2022	08/01/2017	A	10,222
15,000	Central, CA Unified School District[1]	5.000	08/01/2022	08/01/2017	A	15,360
100,000	Cerritos, CA Public Financing Authority[1]	5.000	11/01/2018	11/01/2017	A	105,028
1,500,000	Chula Vista, CA Municipal Financing Authority[1]	5.000	09/01/2026	09/01/2025	A	1,733,235
100,000	Compton, CA Community College District[1]	5.000	07/01/2018	07/01/2018		105,350
100,000	Compton, CA Community College District[1]	5.000	07/01/2019	07/01/2019		108,180
100,000	El Centro, CA Financing Authority (El Centro Redevel.)[1]	6.625	11/01/2025	05/01/2021	A	117,238
500,000	El Dorado County, CA Special Tax Community Facilities District No. 9288[1]	5.000	09/01/2024	09/01/2022	A	564,165
380,000	El Monte, CA Union High School District[1]	5.000	06/01/2028	06/01/2026	A	456,543
1,000,000	Indio, CA Community Facilities District Special Tax	5.000	09/01/2035	09/01/2025	A	1,070,330
500,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 43	5.000	09/01/2030	09/01/2026	A	552,840
500,000	Lancaster, CA Redevel. Agency[1]	5.500	12/01/2028	12/01/2020	A	554,015
500,000	Lodi, CA Public Financing Authority[1]	5.250	10/01/2026	04/01/2022	A	565,625
250,000	Madera, CA Irrigation Financing Authority[1]	5.750	01/01/2026	01/01/2020	A	280,770
1,595,000	Modesto, CA Irrigation District Financing Authority (Electric System)[1]	5.000	10/01/2028	10/01/2025	A	1,850,535
100,000	Monrovia, CA Redevel. Agency Tax Allocation (Central Redevel. Project Area No. 1)[1]	6.500	05/01/2026	05/01/2021	A	116,457
1,000,000	Murrieta Valley, CA Unified School District	5.000	09/01/2027	09/01/2026	A	1,129,690
190,000	Palm Desert, CA Financing Authority	5.000	04/01/2019	04/01/2017	A	191,108
500,000	Palomar, CA Health[1]	5.000	11/01/2031	11/01/2026	A	535,050

2 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$495,000	Redwood City, CA Special Tax	5.000%	09/01/2026	09/01/2022	A	$539,857
1,880,000	Richmond, CA Joint Powers Financing Authority[1]	5.500	11/01/2029	12/03/2024	A	2,133,462
500,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2028	09/01/2022	A	535,670
250,000	Riverside County, CA Public Financing Authority[1]	5.000	05/01/2026	05/01/2022	A	279,357
1,375,000	Riverside County, CA Public Financing Authority[1]	5.000	10/01/2029	10/01/2025	A	1,590,119
250,000	Riverside County, CA Public Financing Authority[1]	5.000	05/01/2025	05/01/2022	A	280,682
5,000	Riverside County, CA Public Financing Authority (Jurupa Valley Desert & Interstate 215 Corridor Redevel. Project)	5.000	10/01/2021	01/31/2017	A	5,015
100,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	5.750	10/01/2020	10/01/2020		113,663
400,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Assessment District)	5.250	09/02/2026	03/02/2017	A	413,136
1,000,000	Sacramento, CA City Unified School District[1]	5.000	07/01/2030	07/01/2024	A	1,142,130
45,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		48,068
150,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2017	10/01/2017		154,802
245,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2019	10/01/2019		269,338
200,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		213,636
350,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		392,823
520,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2024	09/01/2023	A	579,082
250,000	San Diego, CA Public Facilities Financing Authority[1]	5.000	08/01/2028	08/01/2022	A	285,003
200,000	San Diego, CA Public Facilities Financing Authority (Ballpark)[1]	5.250	02/15/2021	02/15/2017	A	201,118
1,010,000	San Gorgonio, CA Memorial Health Care District[1]	5.000	08/01/2025	08/01/2020	A	1,103,546
520,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2022	11/15/2022		580,445
500,000	South Gate, CA Utility Authority[1]	5.250	10/01/2026	10/01/2022	A	578,965
2,080,000	South Tahoe, CA Joint Powers Financing Authority[1]	5.000	10/01/2028	10/01/2025	A	2,352,293
2,500,000	University of California[1]	5.000	05/15/2031	05/15/2025	A	2,895,850
100,000	Vallejo City, CA Unified School District	5.000	08/01/2027	02/01/2017	A	100,319

3 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$65,000	Vernon, CA Electric System	5.125%	08/01/2021	01/22/2019	C	$69,448
150,000	Vernon, CA Electric System[1]	5.125	08/01/2021	01/08/2019	A	161,151
1,470,000	West Kern, CA Community College District[1]	5.000	11/01/2026	11/01/2025	A	1,737,305
100,000	Westlands, CA Water District[1]	5.000	09/01/2026	09/01/2022	A	113,229
100,000	Westlands, CA Water District[1]	5.000	09/01/2027	09/01/2022	A	112,740
1,045,000	William S. Hart CA Union High School District	5.000	09/01/2032	03/01/2025	A	1,128,496
						39,832,987

Colorado—0.2%
500,000	Plaza, CO Metropolitan District No. 1	5.000	12/01/2022	12/01/2022		532,840

Connecticut—1.3%
2,500,000	University of Connecticut[1]	5.000	03/15/2029	03/15/2026	A	2,921,500

District of Columbia—0.4%
700,000	District of Columbia GO1	5.000	06/01/2027	12/01/2017	A	725,830
300,000	District of Columbia Student Dorm (Provident Group-Howard Properties)[1]	5.000	10/01/2030	09/12/2027	B	283,365
						1,009,195

Florida—4.8%
2,000,000	FL COP (USF Financing Corp.)[1]	5.000	07/01/2026	07/01/2025	A	2,305,560
10,000	FL Dept. of General Services (Florida Dept. of Management Services)[1]	5.000	09/01/2028	01/31/2017	A	10,029
865,000	FL HEFFA (Bethune-Cookman University)[1]	5.375	07/01/2032	07/01/2020	A	937,020
250,000	Halifax, FL Hospital Medical Center[1]	5.000	06/01/2035	06/01/2025	A	275,793
5,000	Jea, FL St. John’s River Power Park System	5.000	10/01/2021	01/31/2017	A	5,017
500,000	Miami Beach, FL Redevel. Agency (City Center)[1]	5.000	02/01/2028	02/01/2024	A	568,005
75,000	Miami Beach, FL Water & Sewer[1]	5.500	09/01/2027	01/31/2017	A	77,159
40,000	Miami Beach, FL Water & Sewer[1]	5.000	09/01/2030	01/31/2017	A	41,011
1,000,000	Miami, FL Special Obligation[1]	5.000	03/01/2030	03/01/2023	A	1,098,830
1,000,000	Miami-Dade County, FL Public Facilities (Jackson Health System)[1]	5.000	06/01/2033	06/01/2025	A	1,109,310
1,900,000	Miami-Dade County, FL School Board[1]	5.000	05/01/2032	05/01/2025	A	2,135,106
325,000	Mirabella, FL Community Devel. District	6.000	11/01/2026	05/28/2022	A	350,363
500,000	Orlando, FL Community Redevel. Agency (Conroy Road District)[1]	5.000	04/01/2023	04/01/2022	A	545,965
175,000	Pinellas County, FL Sewer	5.000	10/01/2032	01/31/2017	A	175,483
500,000	Sunrise, FL Utility System[1]	5.000	10/01/2028	10/01/2018	A	529,255

4 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$500,000	Tampa, FL Health System (Baycare Health System)[1]	5.000%	11/15/2026	05/15/2022	A	$564,910
						10,728,816

Georgia—2.8%
45,000	Atlanta, GA HDC (Bedford Tower)[1]	6.350	01/01/2023	01/29/2017	A	45,391
1,000,000	Augusta, GA Water & Sewer[1]	5.000	10/01/2021	10/01/2017	A	1,039,020
15,000	College Park, GA (Atlanta International Airport)[1]	4.500	01/01/2031	01/31/2017	A	15,028
435,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)[1]	5.125	03/15/2031	03/15/2021	A	455,175
180,000	GA HEFA (USG Real Estate Foundation)	6.000	06/15/2034	06/15/2018	A	192,476
10,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2018	01/31/2017	A	10,031
35,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2023	01/31/2017	A	35,105
875,000	GA Municipal Electric Authority[1]	5.000	01/01/2032	01/01/2025	A	987,402
2,500,000	GA Municipal Electric Authority[1]	5.000	01/01/2030	07/01/2026	A	2,895,075
500,000	Randolph County, GA GO1	5.000	04/01/2030	04/01/2022	A	529,335
						6,204,038

Illinois—7.5%
720,000	Berwyn, IL GO1	5.000	12/01/2028	12/01/2018	A	759,413
770,000	Chicago, IL Board of Education[1,2]	6.000	01/01/2020	07/28/2018	B	813,420
100,000	Chicago, IL Board of Education[1]	5.000	12/01/2021	01/31/2017	A	101,251
1,000,000	Chicago, IL Board of Education[2]	5.750	04/01/2035	04/01/2035		986,570
715,000	Chicago, IL Board of Education[1]	5.000	12/01/2022	12/01/2017	A	729,100
500,000	Chicago, IL GO1	5.000	01/01/2019	01/31/2017	A	500,980
100,000	Chicago, IL GO1	5.000	01/01/2035	01/31/2017	A	100,265
35,000	Chicago, IL GO1	5.000	01/01/2023	01/31/2017	A	35,270
40,000	Chicago, IL GO1	5.000	01/01/2034	01/31/2017	A	40,106
3,000,000	Chicago, IL O’Hare International Airport[1]	5.000	01/01/2031	01/01/2025	A	3,347,190
2,000,000	Chicago, IL Sales Tax[1]	5.000	01/01/2026	01/31/2017	A	2,011,020
45,000	Chicago, IL State University (Auxiliary Facilities System)	5.000	12/01/2018	01/31/2017	A	45,135
500,000	Cook County, IL Community College District No. 508 (City Colleges Chicago)[1]	5.250	12/01/2026	12/01/2023	A	554,020
350,000	Cook County, IL GO1	5.250	11/15/2033	11/15/2020	A	371,609
175,000	Franklin Park, IL GO1	6.250	07/01/2030	07/01/2021	A	202,783
70,000	IL COP	5.800	07/01/2017	01/31/2017	A	70,166
1,000,000	IL Educational Facilities Authority (Robert Morris College)[1]	5.800	06/01/2030	01/31/2017	A	1,011,710
150,000	IL Finance Authority (ABHS/ABMC/AVM/AVT/ABSJ Obligated Group)[1]	5.250	01/01/2022	04/14/2018	A	157,909
150,000	IL Finance Authority (OSF Healthcare System)[1]	7.000	11/15/2029	05/15/2019	A	169,397

5 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$50,000	IL Finance Authority (RUMC/ RNSMC/RCMC Obligated Group)[1]	5.250%	11/01/2035	11/01/2018	A	$53,631
2,000,000	IL Metropolitan Pier & Exposition Authority[1]	5.500	06/15/2029	12/11/2026	B	2,363,020
35,000	Markham, IL GO1	5.250	01/01/2023	01/31/2017	A	35,072
35,000	Northern IL Municipal Power Agency (Prarie Street)[1]	5.000	01/01/2019	01/01/2018	A	36,372
2,085,000	University of Illinois (Health Services Facilities System)[1]	6.000	10/01/2030	10/01/2023	A	2,430,026
						16,925,435

Indiana—0.1%
200,000	Michigan City, IN Multifamily Hsg. (Silver Birch Project)	4.500	01/01/2026	08/17/2023	B	190,174

Iowa—0.5%
895,000	IA Higher Education Loan Authority (Buena Vista University)[1]	5.000	04/01/2031	04/01/2021	A	976,311
250,000	IA Tobacco Settlement Authority (TASC)[1]	5.600	06/01/2034	02/13/2029	B	248,750
						1,225,061

Kansas—0.5%
1,000,000	KS Devel. Finance Authority[1]	5.000	05/01/2028	05/01/2023	A	1,147,100

Kentucky—2.2%
1,000,000	Fayette County, KY School District[1]	5.000	08/01/2031	08/01/2025	A	1,143,050
100,000	KY EDFA (Ashland Hospital)[1]	6.000	02/01/2033	02/01/2018	A	101,367
1,345,000	KY Municipal Power Agency[1]	5.000	09/01/2028	09/01/2025	A	1,517,913
2,000,000	Louisville & Jefferson County, KY (Catholic Health Initiatives)[1]	5.000	12/01/2028	06/01/2022	A	2,173,100
						4,935,430

Louisiana—3.1%
3,000,000	LA Public Facilities Authority (Loyola University New Orleans)[1]	5.250	10/01/2028	10/01/2021	A	3,289,110
1,405,000	LA Public Facilities Authority (Nineteenth Judicial District Court Building)[1]	5.000	06/01/2036	06/01/2025	A	1,537,126
1,600,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2026	05/15/2017	A	1,620,992
500,000	New Orleans, LA Sewage Service[1]	5.000	06/01/2026	06/01/2024	A	568,890
						7,016,118

6 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Maine—0.0%
$5,000	ME H&HEFA (BH / FMemH / GINNE / MHosp / MDIH / RCHC / SJH / SMRMC / UNE / AMCtr Obligated Group)[1]	5.250%	07/01/2021	01/31/2017	A	$5,017

Maryland—0.3%
470,000	Baltimore, MD Convention Center	5.000	09/01/2019	01/31/2017	A	471,405
230,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.125	09/01/2030	03/01/2021	A	244,327
						715,732
Massachusetts—0.2%
250,000	MA Devel. Finance Agency (Avon Association)[1]	5.000	04/01/2018	04/01/2018		258,390
250,000	MA Devel. Finance Agency (Partners Healthcare System)[1]	5.000	07/01/2031	07/01/2021	A	279,852
						538,242

Michigan—6.1%
85,000	Charyl Stockwell Academy, MI Public School Academy	4.875	10/01/2023	12/08/2020	B	84,607
500,000	Detroit, MI Sewer Disposal System[1]	5.250	07/01/2023	07/01/2017	A	509,255
550,000	Detroit, MI Sewer Disposal System[1]	7.500	07/01/2033	07/01/2019	A	629,156
15,000	Ecorse Creek, MI Public School District	5.000	05/01/2027	01/31/2017	A	15,047
100,000	Grand Rapids, MI Building Authority[1]	5.000	10/01/2028	01/31/2017	A	100,290
3,120,000	Great Lakes, MI Water Authority Sewage Disposal System[1]	5.000	07/01/2030	07/01/2026	A	3,522,480
1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000	07/01/2026	07/01/2024	A	1,137,810
750,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000	07/01/2029	07/01/2025	A	847,725
1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000	07/01/2027	07/01/2024	A	1,132,050
245,000	MI Finance Authority (Sparrow Health)[1]	5.000	11/15/2032	05/15/2025	A	277,935
10,000	MI Municipal Bond Authority[1]	6.000	11/01/2020	01/31/2017	A	10,039
1,805,000	Romulus, MI Tax Increment Financing Authority[1]	5.000	11/01/2026	05/07/2026	B	2,098,457
3,000,000	Wayne, MI State University[1]	5.000	11/15/2027	05/15/2026	A	3,494,070
						13,858,921

Minnesota—0.2%
500,000	Dakota County, MN Community Devel. Agency (Sanctuary at West St. Paul)	5.750	08/01/2030	09/28/2025	B	496,945

7 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Mississippi—0.6%
$505,000	MS Business Finance Corp. (Mississippi Power Company)[1]	5.150%	[3]	09/01/2028	01/31/2017	A	$505,818
245,000	MS Business Finance Corp. (System Energy Resources)[1]	5.875		04/01/2022	01/31/2017	A	246,225
545,000	Ridgeland, MS Tax Increment (Colony Park)[1]	5.875		04/01/2026	04/01/2021	A	599,266
							1,351,309

Missouri—2.4%
250,000	Howard Bend, MO Levee District[1]	4.250		03/01/2022	03/01/2017	A	250,007
1,540,000	Jackson County, MO Special Obligation (Truman Sports Complex)[1]	5.000		12/01/2031	12/01/2024	A	1,749,825
115,000	Kansas City, MO IDA (Sales Tax)	4.250		04/01/2026	12/25/2022	B	107,227
370,000	Maplewood Richmond Heights, MO School District[1]	5.000		03/01/2020	03/01/2017	A	372,405
40,000	MO Environmental Improvement & Energy Resources Authority[1]	5.500		07/01/2019	01/31/2017	A	40,149
65,000	MO Environmental Improvement & Energy Resources Authority[1]	5.125		01/01/2020	01/31/2017	A	65,220
20,000	MO Environmental Improvement & Energy Resources Authority	5.000		01/01/2020	01/31/2017	A	20,065
10,000	MO Monarch-Chesterfield Levee District[1]	5.750		03/01/2019	01/31/2017	A	10,036
1,765,000	Saint Charles County, MO IDA (Suemandy/Mid-Rivers Community Improvement District)	4.000		10/01/2028	10/01/2028		1,647,786
1,000,000	St. Louis, MO Municipal Finance Corp.[1]	5.000		07/15/2030	07/15/2024	A	1,136,970
							5,399,690

Nevada—0.3%
75,000	Las Vegas, NV Special Improvement District No. 607	5.000		06/01/2024	06/01/2024		80,043
200,000	North Las Vegas, NV GO1	5.000		05/01/2024	01/31/2017	A	200,074
500,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000		10/01/2023	01/31/2017	A	500,185
							780,302

New Jersey—6.9%
15,000	Burlington County, NJ Bridge Commission[1]	4.500		10/15/2022	01/31/2017	A	15,040
1,000,000	Casino Reinvestment Devel. Authority of NJ (Luxury Tax)[1]	5.000		11/01/2027	11/01/2024	A	1,091,230
2,000,000	NJ EDA[1]	5.000		06/15/2024	06/15/2024		2,112,580
1,000,000	NJ EDA[1]	5.000		06/15/2022	06/15/2022		1,087,870
2,000,000	NJ EDA[1]	5.000		06/15/2025	06/15/2025		2,105,240
250,000	NJ EDA (Provident Group-Rowan Properties)[1]	5.000		01/01/2030	01/01/2025	A	262,538

8 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
New Jersey (Continued)
$305,000	NJ EDA (School Facilities Construction)[1]	5.000%		03/01/2026	03/01/2023	A	$314,812
1,000,000	NJ Educational Facilities Authority (Higher Education)[1]	5.000		06/15/2026	06/15/2024	A	1,035,860
50,000	NJ Educational Facilities Authority (Richard Stockton College)[1]	5.125		07/01/2028	07/01/2018	A	52,922
1,000,000	NJ Educational Facilities Authority (Stockton University)[1]	5.000		07/01/2027	07/01/2026	A	1,126,420
250,000	NJ Health Care Facilities Financing Authority (St. Barnabas Corp./St. Barnabas Medical Center Obligated Group)[1]	5.250		07/01/2026	07/01/2021	A	287,260
70,000	NJ Higher Education Assistance Authority[1,2]	5.000		12/01/2025	12/01/2019	A	73,317
7,750,000	NJ Tobacco Settlement Financing Corp.	5.299	[4]	06/01/2041	06/01/2017	A	2,024,145
2,000,000	NJ Transportation Trust Fund Authority[1]	5.000		06/15/2023	06/15/2023		2,114,620
250,000	NJ Transportation Trust Fund Authority[1]	5.250		06/15/2032	12/15/2024	A	257,698
250,000	NJ Transportation Trust Fund Authority[1]	5.000		06/15/2027	06/15/2021	A	255,685
710,000	NJ Transportation Trust Fund Authority[1]	5.250		06/15/2030	06/15/2023	A	732,315
500,000	South Jersey, NJ Transportation Authority[1]	5.000		11/01/2028	11/01/2024	A	557,455
							15,507,007

New Mexico—0.3%
625,000	Farmington, NM Hospital (San Juan Regional Medical Center)[1]	5.000		06/01/2023	01/31/2017	A	626,812

New York—8.2%
100,000	L.I., NY Power Authority[1]	5.000		04/01/2023	04/01/2019	A	105,722
500,000	Nassau County, NY Tobacco Settlement Corp. (TASC)[1]	5.250	[5]	06/01/2026	06/01/2026		488,800
350,000	New Rochelle, NY Corp. Devel. (Iona College)[1]	5.000		07/01/2035	07/01/2025	A	373,198
270,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000		06/01/2030	06/01/2026	A	294,462
250,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000		06/01/2031	06/01/2026	A	270,472
280,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000		06/01/2027	06/01/2026	A	318,629
1,500,000	NY MTA, Series C-1[1]	5.000		11/15/2031	11/15/2025	A	1,722,105
2,500,000	NY MTA, Series C-1[1]	5.250		11/15/2031	11/15/2025	A	2,931,100
1,000,000	NYC GO1	5.000		08/01/2029	02/01/2025	A	1,160,150
150,000	NYC GO1	5.250		09/01/2022	09/01/2018	A	159,588

9 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$3,505,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000%	08/01/2031	08/01/2026	A	$4,136,356
300,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2024	12/01/2024		328,191
35,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000	11/01/2026	12/06/2024	B	33,682
2,055,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2032	02/15/2025	A	2,374,984
500,000	Otsego County, NY Capital Resource Corp. (Hartwick College)[1]	5.000	10/01/2030	10/01/2025	A	525,785
2,000,000	Oyster Bay, NY GO	4.000	06/01/2018	06/01/2018		2,007,720
1,230,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	01/31/2017	A	1,254,477
						18,485,421

North Carolina—0.5%
1,085,000	Northern Hospital District of Surry County, NC Health Care Facilities[1]	5.500	10/01/2021	04/01/2018	A	1,125,536

Ohio—2.0%
2,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.875	06/01/2030	06/01/2030		1,745,140
485,000	OH Higher Educational Facility Commission (Hiram College)[1]	6.000	10/01/2021	09/15/2018	A	490,805
250,000	Ross County, OH Hospital (Adena Health System)[1]	5.750	12/01/2028	12/01/2018	A	267,870
350,000	Southeastern OH Port Authority Hospital Facility (Memorial Health System)[1]	5.500	12/01/2029	12/01/2024	A	373,086
1,500,000	Toledo, OH Waterworks[1]	5.000	11/15/2031	05/15/2023	A	1,702,650
						4,579,551

Oklahoma—0.2%
500,000	OK Capital Improvement Authority (Native American Center)[1]	5.300	07/01/2025	07/01/2018	A	528,360

Oregon—0.4%
250,000	Forest Grove, OR Revenue (Pacific University)[1]	5.000	05/01/2036	05/01/2025	A	268,845
295,000	Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza)[1]	5.000	12/01/2025	12/01/2025		340,822
250,000	Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza)[1]	5.000	12/01/2030	12/01/2026	A	284,338
5,000	OR GO (Elderly & Disabled Hsg.)	5.150	08/01/2030	02/01/2017	A	5,013
						899,018

10 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Pennsylvania—10.7%
$1,000,000	Chester County, PA H&EFA (SSS / SRC / SMSvcs / TCS / JP / SM / SHouse Obligated Group)	5.000%	12/01/2030	12/01/2025	A	$1,003,170
1,465,000	Crawford County, PA IDA (Allegheny College)[1]	5.000	05/01/2031	05/01/2026	A	1,621,433
1,440,000	Crawford County, PA IDA (Allegheny College)[1]	5.000	05/01/2029	05/01/2026	A	1,610,309
500,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1]	5.000	07/01/2025	09/25/2022	B	547,220
845,000	Erie County, PA Hospital Authority (St. Vincent’s Health)[1]	7.000	07/01/2027	07/01/2020	A	868,609
450,000	Gateway, PA School District[1]	5.000	07/15/2018	07/15/2017	A	460,044
1,500,000	Lancaster County, PA Hospital Authority (Masonic Villages of Grand Lodge of Pennsylvania)[1]	5.000	11/01/2029	05/01/2025	A	1,706,505
1,190,000	Luzerne County, PA GO1	7.000	11/01/2026	11/01/2019	A	1,327,243
500,000	Luzerne County, PA GO1	5.000	11/15/2029	11/15/2025	A	551,410
200,000	Luzerne County, PA GO1	6.750	11/01/2023	11/01/2019	A	222,870
3,000,000	Northampton County, PA General Purpose Authority (SLH/SLHB/ SLHAC/SLHMC/SLWH Obligated Group)[1]	5.000	08/15/2028	08/15/2026	A	3,426,210
1,500,000	PA GO1	5.000	03/15/2031	03/15/2025	A	1,683,120
285,000	PA HEFA (University of the Arts)[1]	5.000	09/15/2033	01/31/2017	A	285,769
2,000,000	PA Public School Building Authority (Philadelphia Community College)[1]	5.000	06/15/2026	06/15/2025	A	2,287,800
3,000,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000	06/01/2030	12/01/2026	A	3,314,700
250,000	PA Turnpike Commission[1]	5.250	12/01/2034	12/01/2025	A	280,820
1,055,000	PA Turnpike Commission[1]	5.000	12/01/2028	06/01/2025	A	1,201,181
700,000	Philadelphia, PA Authority for Industrial Devel. (Russell Byers Charter School)[1]	5.150	05/01/2027	05/01/2017	A	703,003
40,000	Philadelphia, PA Hsg. Authority[1]	5.500	12/01/2019	01/31/2017	A	40,133
500,000	West Shore, PA Area Authority (ML / MFS / MLCSS / Mhome / CAHA Obligated Group)[1]	5.000	07/01/2030	07/01/2025	A	542,115
500,000	Wilkes-Barre, PA Area School District[1]	5.000	08/01/2028	02/01/2027	A	567,390
						24,251,054

Rhode Island—1.7%
500,000	Providence, RI Public Building Authority, Series A1	5.875	06/15/2026	06/15/2021	A	557,795
35,000	RI Clean Water Protection Finance Agency	5.125	10/01/2019	01/31/2017	A	35,119

11 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Rhode Island (Continued)
$3,175,000	RI Economic Devel. Corp. (Rhode Island Dept. of Transportation)	5.000%	06/15/2025	01/31/2017	A	$3,184,493
						3,777,407

South Carolina—1.3%
500,000	Greenville, SC Hospital System[1]	5.000	05/01/2024	05/01/2022	A	567,060
2,000,000	Piedmont, SC Municipal Power Agency[1]	5.000	01/01/2030	01/01/2025	A	2,250,900
						2,817,960

South Dakota—0.3%
550,000	SD Educational Enhancement Funding Corp. Tobacco Settlement[1]	5.000	06/01/2026	06/01/2023	A	607,002

Tennessee—0.4%
500,000	Knox County, TN HE&HFB (Covenant Health)[1]	5.000	01/01/2025	01/01/2023	A	564,220
300,000	TN Energy Acquisition Gas Corp.[1]	5.250	09/01/2020	09/01/2020		331,629
						895,849

Texas—12.1%
1,500,000	Arlington, TX Higher Education Finance Corp. (Harmony Public Schools)[1]	5.000	02/15/2032	02/15/2025	A	1,709,040
70,000	Board of Managers Joint Guadalupe County-City of Seguin, TX Hospital (GRMC)[1]	5.500	08/15/2036	08/15/2018	A	74,691
1,000,000	Dallas County, TX Flood Control District	5.000	04/01/2028	04/01/2023	A	1,017,710
125,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2026	11/01/2020	A	139,307
125,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2025	11/01/2020	A	139,307
1,000,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)[1]	7.000	08/15/2023	08/15/2017	A	1,037,970
1,085,000	Frisco, TX Community Devel. Corp.[1]	5.000	02/15/2028	02/15/2026	A	1,270,535
30,000	Greenville, TX Electric Utility System	4.650	02/15/2029	01/31/2017	A	30,087
4,000,000	Harris County-Houston, TX Sports Authority[1]	5.000	11/15/2028	11/15/2024	A	4,556,920
1,000,000	Harris County-Houston, TX Sports Authority[1]	5.000	11/15/2030	11/15/2024	A	1,130,430
500,000	Harris County-Houston, TX Sports Authority[1]	5.000	11/15/2027	11/15/2024	A	574,530
250,000	Houston, TX Higher Education Finance Corp. (Kipp)[1]	5.000	08/15/2029	08/15/2025	A	290,892
20,000	Huntsville, TX GO COP[1]	5.000	08/15/2023	01/31/2017	A	20,063
1,410,000	Lancaster, TX Independent School District[1]	5.000	02/15/2032	02/15/2025	A	1,591,354

12 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$350,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (MRC Senior Living-Langford Project)	5.000%	11/15/2026	03/20/2025	B	$342,906
335,000	New Hope, TX Cultural Educational Facilities Finance Corp. Student Hsg. (A&M University-Collegiate Hsg. Corpus Christi II)[1]	5.000	04/01/2031	04/01/2026	A	355,673
500,000	North TX Tollway Authority[1]	5.000	01/01/2031	01/01/2024	A	563,075
1,335,000	Northwest, TX Independent School District[1]	5.000	02/15/2030	02/15/2025	A	1,549,174
100,000	St. George Place, TX Redevel. Authority	5.350	09/01/2018	01/31/2017	A	100,314
635,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (CHlth/CSHSC/CHGC/CHST/ CSRHCC/CHALT Obligated Group)[1]	6.250	07/01/2028	01/01/2019	A	687,007
2,800,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250	12/15/2026	08/04/2023	B	3,295,852
45,000	TX Municipal Gas Acquisition & Supply Corp.[1]	5.625	12/15/2017	12/15/2017		46,349
500,000	TX Municipal Gas Acquisition & Supply Corp.[1]	5.000	12/15/2026	12/15/2022	A	541,410
150,000	TX Public Finance Authority (Texas Southern University)[1]	5.500	05/01/2018	05/01/2018		155,997
2,000,000	TX SA Energy Acquisition Public Facility Corp. (Gas Supply)[1]	5.500	08/01/2025	08/01/2025		2,344,540
500,000	Viridian, TX Municipal Management District[1]	6.000	12/01/2030	12/01/2024	A	616,925
1,005,000	Viridian, TX Municipal Management District[1]	6.000	12/01/2029	12/01/2024	A	1,240,291
665,000	Viridian, TX Municipal Management District[1]	6.000	12/01/2029	12/01/2024	A	820,690
920,000	Viridian, TX Municipal Management District[1]	6.000	12/01/2030	12/01/2024	A	1,135,142
						27,378,181

Vermont—1.0%
1,000,000	Burlington, VT Airport, Series A1	5.000	07/01/2030	07/01/2024	A	1,109,720
250,000	Burlington, VT GO1	5.000	11/01/2027	11/01/2022	A	277,422
250,000	Burlington, VT GO1	5.000	11/01/2021	11/01/2021		282,465
500,000	VT Educational & Health Buildings Financing Agency (Middlebury College)[1]	5.000	11/01/2028	11/01/2022	A	566,260
						2,235,867

13 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Virginia—0.1%
$260,000	Suffolk, VA Economic Devel. Authority (United Church Homes & Services/Lake Prince Center Obligated Group)	5.000%	09/01/2026	09/01/2024	A	$285,514

Washington—1.3%
25,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)	5.600	03/01/2028	03/01/2017	A	24,998
1,500,000	WA GO1	5.000	02/01/2030	02/01/2026	A	1,763,085
15,000	WA GO1	5.000	01/01/2025	01/31/2017	A	15,051
500,000	WA Health Care Facilities Authority (Central Washington Health Services Association)[1]	5.000	07/01/2030	07/01/2025	A	544,005
500,000	WA Hsg. Finance Commission (Heron’s Key)	6.000	07/01/2025	08/13/2023	B	500,460
						2,847,599

Wisconsin—0.2%
500,000	WI H&EFA (Marshfield Clinic)1	5.000	02/15/2028	02/15/2022	A	546,975

Total Investments, at Value (Cost $231,036,738)—101.5%						229,149,596
Net Other Assets (Liabilities)—(1.5)						(3,464,474)
Net Assets—100.0%						$225,685,122

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

 A. Optional call date; corresponds to the most conservative yield calculation.

 B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

 C. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

3. Represents the current interest rate for a variable or increasing rate security.

4. Zero coupon bond reflects effective yield on the original acquisition date.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

To simplify the listings of securities, abbreviations are used per the table below:

ABHS	Alexian Brothers Health System
ABMC	Alexian Brothers Medical Center
ABSJ	Alexian Brothers of San Jose
AMCtr	Aroostook Medical Center
AVM	Alexian Village of Milwaukee
AVT	Alexian Village of Tennessee
BH	Bridgton Hospital

14 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

CAHA	Capital Area Health Associates
CDA	Communities Devel. Authority
CHALT	Christus Health Ark-La-Tex
CHGC	Christus Health Gulf Coast
CHlth	Christus Health
CHST	Christus Health Southeast Texas
COP	Certificates of Participation
CSHSC	Christus Spohn Health System Corporation
CSRHCC	Christus Santa Rosa Health Care Corporation
DA	Dormitory Authority
DHR	Department of Human Resources
EDA	Economic Devel. Authority
EDFA	Economic Devel. Finance Authority
FMemH	Franklin Memorial Hospital
GINNE	Goodwill Industries of Northern New England
GO	General Obligation
GRMC	Guadalupe Regional Medical Center
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HDC	Housing Devel. Corp.
HE&HFB	Higher Educational and Housing Facility Board
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
IDA	Industrial Devel. Agency
JFK	John Fitzgerald Kennedy
JP	Jenner’s Pond
L.I.	Long Island
MDIH	Mount Desert Island Hospital
MFS	Messiah Family Services
Mhome	Messiah Home
MHosp	Mercy Hospital
ML	Messiah Lifeways
MLCSS	Messiah Lifeways Community Support Services
MRC	Methodist Retirement Communities
MTA	Metropolitan Transportation Authority
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
RCHC	Rumford Community Home Corporation
RCMC	Rush-Copley Medical Center
RNSMC	Rush North Shore Medical Center
RUMC	Rush University Medical Center
SHouse	Simpson House
SJH	St. Joseph Hospital
SLH	Toledo Hospital
SLHAC	St. Luke’s Hospital - Anderson Campus
SLHB	St. Luke’s Hospital Bethlehem
SLHMC	St. Luke’s Hospital - Monroe Campus
SLWH	St. Luke’s Warren Hospital
SM	Simpson Meadows

15 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

SMRMC	St. Mary’s Regional Medical Center
SMSvcs	Simpson Management Services
SRC	Simpson Retirement Communities
SSS	Simpson Senior Services
TASC	Tobacco Settlement Asset-Backed Bonds
TCS	Third Century Services
UNE	University of New England
USF	University of South Florida

16 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS December 31, 2016 Unaudited

1. Organization

Oppenheimer Rochester Intermediate Term Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded. If the official closing price or last sales price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

17 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

Short-term money market type debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair

18 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

2. Securities Valuation (Continued)

valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$964,125	$—	$964,125
Alaska	—	336,075	—	336,075
Arizona	—	4,639,431	—	4,639,431
California	—	39,832,987	—	39,832,987
Colorado	—	532,840	—	532,840
Connecticut	—	2,921,500	—	2,921,500
District of Columbia	—	1,009,195	—	1,009,195
Florida	—	10,728,816	—	10,728,816
Georgia	—	6,204,038	—	6,204,038
Illinois	—	16,925,435	—	16,925,435
Indiana	—	190,174	—	190,174
Iowa	—	1,225,061	—	1,225,061
Kansas	—	1,147,100	—	1,147,100
Kentucky	—	4,935,430	—	4,935,430
Louisiana	—	7,016,118	—	7,016,118
Maine	—	5,017	—	5,017

19 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Municipal Bonds and Notes (Continued)
Maryland	$—	$715,732	$—	$715,732
Massachusetts	—	538,242	—	538,242
Michigan	—	13,858,921	—	13,858,921
Minnesota	—	496,945	—	496,945
Mississippi	—	1,351,309	—	1,351,309
Missouri	—	5,399,690	—	5,399,690
Nevada	—	780,302	—	780,302
New Jersey	—	15,507,007	—	15,507,007
New Mexico	—	626,812	—	626,812
New York	—	18,485,421	—	18,485,421
North Carolina	—	1,125,536	—	1,125,536
Ohio	—	4,579,551	—	4,579,551
Oklahoma	—	528,360	—	528,360
Oregon	—	899,018	—	899,018
Pennsylvania	—	24,251,054	—	24,251,054
Rhode Island	—	3,777,407	—	3,777,407
South Carolina	—	2,817,960	—	2,817,960
South Dakota	—	607,002	—	607,002
Tennessee	—	895,849	—	895,849
Texas	—	27,378,181	—	27,378,181
Vermont	—	2,235,867	—	2,235,867
Virginia	—	285,514	—	285,514
Washington	—	2,847,599	—	2,847,599
Wisconsin	—	546,975	—	546,975

Total Assets	$—	$229,149,596	$—	$229,149,596

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it

20 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

3. Investments and Risks (Continued)

relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$967,020
Sold securities	1,302,214

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.

Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

21 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$231,036,738

Gross unrealized appreciation	$2,383,996
Gross unrealized depreciation	(4,271,138)

Net unrealized depreciation	$(1,887,142)

22 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Intermediate Term Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/17/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/17/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	2/17/2017